UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21793

Name of Fund: BlackRock Enhanced Government Fund, Inc. (EGF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Government Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2012

Date of reporting period: 09/30/2012

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

	Par (000)	Value

Asset-Backed Securities
First Franklin Mortgage Loan
Asset-Backed Certificates, Series
2005-FF2, Class M2, 0.66%,
3/25/35 (a)	$2,770	$2,698,476
Motor PLC, 1.29%, 2/25/20 (b)	252	252,000
Securitized Asset-Backed Receivables
LLC Trust (a):
Series 2005-0P1, Class M2,
0.67%, 1/25/35	2,000	1,499,624
Series 2005-OP2, Class M1,
0.65%, 10/25/35	1,025	716,515
Total Asset-Backed Securities – 2.9%		5,166,615

Corporate Bonds
Diversified Financial Services — 0.3%
ZFS Finance (USA) Trust V, 6.50%,
5/09/37 (a)(b)	504	532,980
Energy Equipment & Services — 0.3%
Transocean, Inc.:
4.95%, 11/15/15	295	322,960
5.05%, 12/15/16	50	55,873
6.00%, 3/15/18	60	70,064
		448,897
Total Corporate Bonds – 0.6%		981,877

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.9%
Bank of America Mortgage
Securities, Inc., Series 2003-J,
Class 2A1, 3.11%, 11/25/33 (a)	244	247,387
Bear Stearns Alt-A Trust, Series
2004-13, Class A1, 0.96%,
11/25/34 (a)	328	320,143
Homebanc Mortgage Trust, Series
2005-4, Class A1, 0.49%,
10/25/35 (a)	1,444	1,046,755
		1,614,285
Commercial Mortgage-Backed Securities — 1.9%
Commercial Mortgage Pass-
Through Certificates, Series
2007-C9, Class A2, 5.80%,
12/10/49 (a)	2,338	2,335,399
Credit Suisse Mortgage Capital
Certificates, Series 2007-C5,
Class A2, 5.59%, 9/15/40	652	651,411

	Par (000)	Value

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
LB-UBS Commercial Mortgage
Trust, Series 2007-C1, Class A2,
5.32%, 2/15/40	$488	$492,968
		3,479,778
Interest Only Collateralized Mortgage Obligations — 0.1%
CitiMortgage Alternative Loan
Trust, Series 2007-A5, Class
1A7, 6.00%, 5/25/37	437	108,637
Total Non-Agency Mortgage-Backed Securities – 2.9%		5,202,700

Preferred Securities

Capital Trusts
Electric Utilities — 1.2%
PPL Capital Funding, 6.70%,
3/30/67 (a)	2,000	2,080,100
Total Capital Trusts – 1.2%		2,080,100

	Shares

Trust Preferreds
Capital Markets — 1.1%
Morgan Stanley Capital Trust VIII,
6.45%, 4/15/67	80,000	1,978,400
Total Trust Preferreds – 1.1%		1,978,400
Total Preferred Securities – 2.3%		4,058,500

	Par (000)

Municipal Bonds
State of California, GO, Various Purpose
3, Mandatory Put Bonds, 5.65%,
4/01/39 (a)	$1,220	1,251,854
Total Municipal Bonds – 0.7%		1,251,854

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

	Par (000)	Value

US Government Sponsored Agency Securities
Agency Obligations — 2.4%
Federal Farm Credit Bank, 4.55%,
6/08/20	$3,500	$4,299,491
Collateralized Mortgage Obligations — 11.2%
Ginnie Mae Mortgage-Backed Securities,
Class C (a):
Series 2005-87, 5.13%,
9/16/34	8,369	8,851,381
Series 2006-3, 5.24%,
4/16/39	10,000	11,138,980
		19,990,361
Interest Only Collateralized Mortgage Obligations — 2.9%
Fannie Mae Mortgage-Backed
Securities:
Series 2003-80, Class DI,
5.50%, 10/25/31	2,166	126,124
Series 2010-126, Class UI,
5.50%, 10/25/40	3,442	547,507
Series 2012-47, Class NI,
4.50%, 4/25/42	2,838	528,737
Series 2012-96, Class DI,
4.00%, 2/25/27	4,323	474,556
Series 2012-M9, Class X1,
4.08%, 12/25/17 (a)	5,887	1,044,148
Ginnie Mae Mortgage-Backed
Securities (a):
Series 2006-30, Class IO,
0.37%, 5/16/46	4,262	134,296
Series 2009-78, Class SD,
5.98%, 9/20/32	3,547	627,034
Series 2011-52, Class NS,
6.45%, 4/16/41	9,600	1,821,487
		5,303,889
Mortgage-Backed Securities — 65.7%
Fannie Mae Mortgage-Backed
Securities:
4.89%, 2/01/13	1,769	1,768,726
5.50%, 10/01/23 - 9/01/36 (c)	12,975	14,369,197
4.00%, 4/01/24 - 2/01/41	27,872	30,113,323
3.50%, 8/01/26 - 6/01/42	18,798	20,193,180
5.00%, 11/01/33 - 2/01/40 (c)	12,872	14,213,450
6.00%, 2/01/36 - 11/01/42 (d)	6,064	7,366,671
4.50%, 4/01/39 - 8/01/40	17,493	19,449,218
3.00%, 6/01/42 - 10/01/42 (d)	9,062	9,568,678
Freddie Mac Mortgage-Backed
Securities, 4.50%, 5/01/34	404	435,077
Ginnie Mae Mortgage-Backed
Securities, 5.00%, 11/15/35	20	21,706
		117,499,226
Total US Government Sponsored Agency Securities – 82.2%		147,092,967

	Par (000)	Value

US Treasury Obligations
US Treasury Bonds:
6.63%, 2/15/27 (e)	$4,000	$6,230,000
5.38%, 2/15/31	2,000	2,892,812
3.88%, 8/15/40 (e)	12,000	14,660,628
4.38%, 5/15/41 (e)	10,000	13,250,000
3.75%, 8/15/41 (e)	12,000	14,347,500
3.00%, 5/15/42	2,110	2,187,806
US Treasury Notes:
0.25%, 1/31/14	300	300,141
0.75%, 6/30/17	4,000	4,030,312
3.13%, 5/15/21 (e)	10,000	11,431,250
1.75%, 5/15/22 (e)	10,000	10,140,620
Total US Treasury Obligations – 44.4%		79,471,069
Total Long-Term Investments
(Cost – $228,137,192) – 136.0%		243,225,582

Short-Term Securities	Shares
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.14%, 12/31/30 (f)(g)	11,846,897	11,846,897
Total Short-Term Securities
(Cost – $11,846,897) – 6.6%		11,846,897
Total Investments Before TBA Sale
Commitments and Options Written
(Cost – $239,984,089*) – 142.6%		255,072,479

	Par (000)

TBA Sale Commitments (d)
Fannie Mae Mortgage-Backed
Securities (d):
5.50%, 10/01/41	$6,100	(6,687,125)
6.00%, 10/01/41	1,600	(2,428,938)
Total TBA Sale Commitments
(Proceeds – $9,116,527) – (5.1)%		(9,116,063)

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	SEPTEMBER 30, 2012	2

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

	Notional Amount (000)	Value
Options Written
Over-the-Counter Interest Rate Call Swaptions — (0.2)%
Pay a fixed rate of 0.40% and receive
a floating rate based on 3-month
LIBOR, Expires 10/29/12, Broker
JPMorgan Chase Bank	$50,000	$(46,080)
Pay a fixed rate of 0.75% and receive
a floating rate based on 3-month
LIBOR, Expires 10/29/12, Broker
JPMorgan Chase Bank	50,000	(65,060)
Pay a fixed rate of 1.65% and receive
a floating rate based on 3-month
LIBOR, Expires 10/29/12, Broker
JPMorgan Chase Bank	30,000	(130,725)
Pay a fixed rate of 2.50% and receive
a floating rate based on 3-month
LIBOR, Expires 10/29/12, Broker
JPMorgan Chase Bank	15,000	(157,357)
		(399,222)
Total Options Written
(Premiums Received – $398,000) – (0.2)%		(399,222)
Total Investments, Net of TBA Sale Commitments and
Options Written– 137.3%		245,557,194
Liabilities in Excess of Other Assets – (37.3)%		(66,649,280)
Net Assets – 100.0%		$178,907,914

_______________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$239,984,089
Gross unrealized appreciation	$16,679,137
Gross unrealized depreciation	(1,590,747)
Net unrealized appreciation	$15,088,390

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of security has been pledged as collateral in connection with swaps.
(d)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2012 were as follows:
Counterparty	Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	$(5,472,656)	$(4,270)
JPMorgan Chase & Co.	$7,494,938	$144,477

(e)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(f)	Represents the current yield as of report date.
(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at September 30, 2012	Income

BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	7,261,074	4,585,823	11,846,897	$ 5,677

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

GO	General Obligation Bonds
LIBOR	London Interbank Offered Rate
TBA	To Be Announced

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	SEPTEMBER 30, 2012	3

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

• Reverse repurchase agreements outstanding as of September 30, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank AG	0.12%	4/24/12	Open	$6,100,000	$6,103,253
Credit Suisse Securities
(USA) LLC	0.22%	5/01/12	Open	13,620,000	13,632,735
Bank of America NA	0.19%	5/07/12	Open	11,337,500	11,346,296
Deutsche Bank AG	0.19%	7/10/12	Open	8,235,000	8,238,607
Credit Suisse Securities
(USA) LLC	0.18%	8/16/12	Open	10,012,500	10,014,280
Credit Suisse Securities
(USA) LLC	0.16%	8/22/12	Open	14,580,000	14,583,354
Total				$63,885,000	$63,918,525

1 Certain agreements have no stated maturity and can be terminated by either party at any time.

• Interest rate swaps outstanding as of September 30, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
5.96%[1]	3-Month LIBOR	Deutsche Bank AG	12/27/37	$23,900	$(15,776,242)

1 Fund pays the fixed rate and receives the floating rate.

•	For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	SEPTEMBER 30, 2012	4

Schedule of Investments (concluded)	BlackRock Enhanced Government Fund, Inc. (EGF)

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Asset-Backed
Securities	—	$4,914,615	$252,000	$5,166,615
Corporate
Bonds	—	981,877	—	981,877
Non-Agency
Mortgage-
Backed
Securities	—	5,202,700	—	5,202,700
Preferred
Securities	$1,978,400	2,080,100	—	4,058,500
Municipal
Bonds	—	1,251,854	—	1,251,854
US Government
Sponsored
Agency
Securities	—	147,092,967	—	147,092,967
US Treasury
Obligations	—	79,471,069	—	79,471,069
Short-Term
Securities	11,846,897	—	—	11,846,897
Liabilities:
TBA Sale
Commitments	—	(9,116,063)	—	(9,116,063)
Total	$13,825,297	$231,879,119	$252,000	$245,956,416

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate
contracts	—	$(16,175,464)	—	$(16,175,464)

[2]	Derivative financial instruments are swaps and options. Swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying or face amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$153,799	—	—	$153,799
Cash pledged
as collateral
for swaps	14,160,000	—	—	14,160,000
Foreign
currency at
value	793	—	—	793
Liabilities:
Reverse
repurchase
agreements	—	$(63,885,000)	—	(63,885,000)
Total	$14,314,592	$(63,885,000)	—	$(49,570,408)

There were no transfers between levels during the period ended September 30, 2012.

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	SEPTEMBER 30, 2012	5

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Government Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: November 26, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Government Fund, Inc.

Date: November 26, 2012